GENERAL	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1: GENERAL

a.
SuperCom Ltd. (collectively with its subsidiaries referred to in this report as “we,” “us,” “our” or the “Company”) is an Israeli resident company organized in 1988 in Israel. On January 24, 2013 the Company changed its name back to SuperCom Ltd, its original name, from Vuance Ltd. On September 12, 2013, the Company’s ordinary shares were approved for listing on the NASDAQ Capital Market and began trading under the ticker symbol “SPCB” on September 17, 2013. Previously, the Company’s ordinary shares traded on the OTCQB Market.

The Company is a global provider of e-GOV, IoT, Communication and Cyber Security solutions, to governments and organizations, both private and public, throughout the world. The Company provides; (i) IoT products and solutions to reliably identify, track and monitor people or objects in real time, enabling customers to detect unauthorized movement of people, vehicles and other monitored objects. via the Company’s provide all-in-one field-proven PureSecurity suite, accompanied with services specifically tailored to meet the requirements of an IoT customer; (ii) Proprietary e-Government platforms and innovative solutions for traditional and biometrics enrollment, personalization, issuance and border control services, the Company helps governments and national agencies design and issue secured multi-identification, or Multi-ID, documents and robust digital identity solutions to their citizens, visitors and Lands; (iii) Solutions for carrier wi-fi, enterprise connectivity, smart city, smart hospitality, connected campuses and connected events. Carriers, local governments and hospitality sectors which worldwide deploy the Company’s intelligent wi-fi networks to enhance productivity and performance, as well as its legacy backhaul services and productsThe Company provide; (iv) Cutting edge endpoint data protection guarding against corporate data loss and theft through content discovery and inspection, encryption methodologies, and comprehensive device and port control, and the Company maps sensitive information and controls data flow through email, web, external devices and additional channels.

b.	Liquidity Analysis

The Company has experienced net losses and significant cash outflows from cash used in operating activities over the past 3 years. As of and for the six months ended June 30, 2021, the Company had an accumulated deficit of $87,598, and net cash used in operating activities of $4,188, compared to $1,596 for the six months ended June 30, 2020.

Management has evaluated the significance of the conditions described above in relation to the Company’s ability to meet its obligations and noted that as of June 30, 2021, the Company had cash, cash equivalent and restricted cash of $10,881 and positive working capital of $24,510. Additionally, the Company secured financing of $20,000 in 2018, of which, $6,000 remains available to the Company to draw during the 12 months following the balance sheet date, under certain conditions. Throughout 2021, the Company also secured through the issuance of multiple subordinates notes, aggregate gross proceeds of $12,000 of subordinated debt. To date, the Company has used the proceeds from the secured financing, subordinated debt and private placement (i) to satisfy certain indebtedness, (ii) for general corporate purposes and (iii) working capital needs for multiple new government customer contracts with significant positive cash flow.

The Company believes that based on the above mentioned available cash, secured financings, management’s plans, and expected cash streams from the Company’s current contracts with customers worldwide, it will be able to fund its operations for at least the next 12 months.
c.	Senior Secured Credit Facility

On September 6, 2018 and October 26, 2018, through a two-stage closing process, the Company entered into a Senior Secured Credit Facility with affiliates of Fortress Investment Group LLC("Fortress") with an aggregate principal amount of up to $20,000 (the "Credit Facility"). The Initial Term Loan which finalized on October 26, 2018 has an aggregate principal of $10,000, and the Incremental Term Loan provides for up to an additional $10,000 in principal through Incremental Draws of at least $1,000 each. In 2019, a total of $4,000 gross was drawn on the Incremental Term Loan, and some of the terms of the Credit Facility were amended to support the needs of the company. The Credit Facility bears interest on the borrowed balance at a rate per annum equal to LIBOR plus an applicable margin (the "Interest Margin") dependent on the EBITDA Leverage Ratio which is calculated and reset on a quarterly basis (8.0% for an EBITDA Leverage Ratio greater than or equal to 2.50x; 7.0% for an EBITDA Leverage Ratio less than 2.50x). At the Company's election, interest is paid in cash or in-kind in the amount of 4% per annum of the Interest Margin. The balance of interest is payable in cash monthly in arrears. For amounts which remain un-borrowed, the Company incurs interest at a rate of 0.50% per annum ("Unused Fee"). From closing and until today, the Company has not any paid monthly amortization payments. The Company expects to start making partial monthly amortization payments towards the principal balance, with the majority of the principal to be paid via a bullet payment at or refinanced before maturity planned at December 2022 unless it is amended to a later date.

The Credit Facility is subject to an original issue discount equal to 2.5% of any drawn amounts, and amounts repaid cannot be re-borrowed. At maturity, an end-of-term fee of 2.25% to 4.5% is owed by the Company for any amounts drawn. In connection with securing the Credit Facility, the Company incurred legal and due diligence fees, which are recorded together with the original issue discount and end-of-term fee, and amortized into interest expense over the life of the Credit Facility.

In connection with the Credit Facility, the Investor received 25,000 warrants initially and an additional 75,000 warrants for amendments (the “Credit Facility Warrants”) and purchased 106,705 unregistered common shares at a share price of $1.87 from Company at a total of $200. The Credit Facility Warrants mature 7 years from the date of issuance, were set to be issued at a strike price at a premium to the then current market price.

As of June 30, 2021, the outstanding principal, including accrued interest, of the Credit Facility was $15,942.

In February 2021, the Company secured through the issuance of a subordinated note, additional gross proceeds of $7,000. For the consideration of $7,000 in gross proceeds, the Company issued a 2-year unsecured, subordinated promissory note to a certain institutional investor. The note has a 5% annual coupon and a built-in increase to the balance of the note by 5% every 6 months, for any portion of the note which has not been paid down prior to maturity. All principal and interest accrued is required to be paid in only one-bullet payment at maturity, and the company has the right to pre-pay any portion of the note at any time without a pre-payment penalty. The Company has an option at its discretion only, at any time after 12 months to pay down all or a portion of the note using its ordinary shares, subject to certain conditions being met.

In June 2021, the Company secured through the issuance of a subordinated note, additional gross proceeds of $5,000, with similar terms to the $7,000 note described above.

d.	Covid-19 Effect and Risk

In December 2019, a new strain of coronavirus (“COVID-19”) was reported to have surfaced in Wuhan, Hubei Province, China. During February until December of 2020, COVID-19 has spread globally, including in Israel, Asia, Europe, and America. In response to the COVID-19 virus, countries have taken different measures in relation to prevention and containment including lock-down, quarantine and vaccine. The COVID-19 virus continues to impact worldwide economic activity and pose the risk that we or our employees, contractors, suppliers, customers and other business partners may be prevented from conducting certain business activities for an indefinite period of time, including due to lockdown that had been mandated by governmental authorities or otherwise elected by companies as a preventive measure.

During the six months ended June 30, 2021 and for the full year of 2020, the company’s business, trading and operations were impacted materially by the COVID-19 global. COVID-19 related imposed government restrictions in California, USA and other geographies limited our ability to interact with our clients to provide full services as well as adding new clients to our monitoring programs given court systems shutdown. The government imposed lockdowns and travel restrictions also hindered proper project deployment, productions, support, sales and R&D processes: (i) had prevented our sales teams from meeting customers and demonstrate our products, (ii) had prevented our support teams from traveling and visiting  customers in order to provide the adequate support and upgrades to our products (iii) had prevented our customers from completing tenders, purchases, (iv) had prevented proper collection of our client debt due to travel limitation or liquidity problems with our customers, (v) had prevented our customers and partners from completing  the integrations and deployments of the Company current contacts, and (vi) had impacted the production rate for products shipped to the Company or to its customers, given the Company’s previous dependency on components manufactured in China, Israel, and the USA.

The production and delivery of COVID-19 vaccines to large populations during the first 6 month of 2021, have had a positive effect on limiting the spread of the pandemic in Israel and USA, as well as in other countries that were have put an emphasis on the vaccination process. Starting at April 2021 some of the protective or restrictive measures and restrictions taken by the authorities during 2020 in Israel and USA have been lifted partially at times, but remain at a level which may continue to adversely affect our results of operations, cash flows and financial condition in the future.